UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-22114
Name of Registrant: Vanguard Montgomery Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: September 30, 2013
Item 1: Schedule of Investments

Vanguard Market Neutral Fund
Schedule of Investments
September 30, 2013

			Market Value
		Shares	($000)
	Common Stocks - Long Positions (96.4%)
	Consumer Discretionary (15.4%)
†	Dillard's Inc. Class A	17,270	1,352
†	Gannett Co. Inc.	49,100	1,315
* †	Starz	46,600	1,311
†	Domino's Pizza Inc.	18,050	1,226
†	Sturm Ruger & Co. Inc.	19,500	1,221
†	Brunswick Corp.	30,400	1,213
	Whirlpool Corp.	8,200	1,201
†	Hanesbrands Inc.	19,200	1,196
* †	O'Reilly Automotive Inc.	9,300	1,187
†	Cracker Barrel Old Country Store Inc.	11,400	1,177
* †	Jack in the Box Inc.	29,100	1,164
	Home Depot Inc.	15,300	1,161
* †	Goodyear Tire & Rubber Co.	51,300	1,152
†	PetSmart Inc.	14,900	1,136
†	Brinker International Inc.	28,000	1,135
†	Buckle Inc.	19,300	1,043
* †	Express Inc.	43,700	1,031
	Columbia Sportswear Co.	17,000	1,024
* †	Marriott Vacations Worldwide Corp.	22,200	977
†	Macy's Inc.	22,400	969
†	Dana Holding Corp.	41,880	957
†	PulteGroup Inc.	56,750	936
	Tupperware Brands Corp.	10,700	924
	TJX Cos. Inc.	16,100	908
†	Gap Inc.	21,400	862
	Staples Inc.	55,600	815
	Wynn Resorts Ltd.	5,100	806
*	ANN Inc.	22,125	801
* †	Grand Canyon Education Inc.	18,300	737
*	Visteon Corp.	9,600	726
	GameStop Corp. Class A	14,500	720
†	Foot Locker Inc.	18,500	628
†	Comcast Corp. Class A	13,600	614
	Regal Entertainment Group Class A	31,300	594
* †	Outerwall Inc.	11,350	567
†	American Eagle Outfitters Inc.	32,500	455
	Thor Industries Inc.	6,855	398
†	Expedia Inc.	7,080	367
*	Lamar Advertising Co. Class A	3,800	179
			36,185
	Consumer Staples (5.5%)
* †	Rite Aid Corp.	259,500	1,235

†	Kroger Co.	30,100	1,214
	Kimberly-Clark Corp.	12,300	1,159
†	Reynolds American Inc.	22,400	1,093
†	Ingredion Inc.	16,250	1,075
* †	Green Mountain Coffee Roasters Inc.	13,900	1,047
* †	Pilgrim's Pride Corp.	61,800	1,038
†	Universal Corp.	18,800	957
†	Nu Skin Enterprises Inc. Class A	9,200	881
	Safeway Inc.	27,300	873
	JM Smucker Co.	8,100	851
	Kraft Foods Group Inc.	12,600	661
†	General Mills Inc.	13,500	647
*	WhiteWave Foods Co. Class A	11,972	239
			12,970
	Energy (6.0%)
	SEACOR Holdings Inc.	13,700	1,239
	CVR Energy Inc.	26,500	1,021
†	Helmerich & Payne Inc.	14,000	965
	Hess Corp.	12,100	936
†	Alon USA Energy Inc.	88,800	907
†	Western Refining Inc.	28,780	865
	Anadarko Petroleum Corp.	8,800	818
†	Marathon Petroleum Corp.	12,440	800
†	HollyFrontier Corp.	18,550	781
†	Valero Energy Corp.	22,700	775
*	Hercules Offshore Inc.	101,500	748
	EXCO Resources Inc.	108,800	733
	Bristow Group Inc.	10,000	728
	RPC Inc.	43,500	673
*	Ultra Petroleum Corp.	32,300	664
	Delek US Holdings Inc.	27,500	580
*	Exterran Holdings Inc.	17,000	469
†	ConocoPhillips	6,400	445
			14,147
	Financials (14.8%)
* †	Portfolio Recovery Associates Inc.	21,900	1,313
†	American International Group Inc.	25,800	1,255
†	Everest Re Group Ltd.	8,500	1,236
†	Discover Financial Services	23,600	1,193
*	Western Alliance Bancorp	61,700	1,168
†	Nelnet Inc. Class A	30,300	1,165
	Primerica Inc.	28,800	1,162
†	JPMorgan Chase & Co.	21,600	1,116
†	Fifth Third Bancorp	60,900	1,099
	Comerica Inc.	27,400	1,077
†	PrivateBancorp Inc.	50,300	1,076
†	Montpelier Re Holdings Ltd.	41,300	1,076
†	Goldman Sachs Group Inc.	6,800	1,076
†	Umpqua Holdings Corp.	65,500	1,062
	Unum Group	34,400	1,047

†	KeyCorp	91,300	1,041
†	Regions Financial Corp.	110,600	1,024
†	Platinum Underwriters Holdings Ltd.	16,900	1,009
†	Wells Fargo & Co.	24,400	1,008
	American Financial Group Inc.	18,400	995
†	Protective Life Corp.	21,950	934
	Ameriprise Financial Inc.	10,200	929
* †	Popular Inc.	34,100	894
†	CNO Financial Group Inc.	61,425	884
†	Allstate Corp.	16,875	853
†	Torchmark Corp.	11,500	832
†	HCC Insurance Holdings Inc.	18,000	789
†	State Street Corp.	11,800	776
* †	Credit Acceptance Corp.	6,684	741
	Federated Investors Inc. Class B	26,600	722
	StanCorp Financial Group Inc.	12,800	704
*	World Acceptance Corp.	7,750	697
†	SunTrust Banks Inc.	20,500	665
	Huntington Bancshares Inc.	75,400	623
	Webster Financial Corp.	24,100	615
	XL Group plc Class A	18,100	558
	FBL Financial Group Inc. Class A	5,700	256
	Cathay General Bancorp	5,800	136
			34,806
	Health Care (11.3%)
*	Celldex Therapeutics Inc.	36,800	1,304
*	Centene Corp.	20,200	1,292
* †	Isis Pharmaceuticals Inc.	34,000	1,276
* †	Biogen Idec Inc.	5,050	1,216
* †	PAREXEL International Corp.	24,200	1,215
†	West Pharmaceutical Services Inc.	29,400	1,210
* †	Mylan Inc.	31,600	1,206
†	McKesson Corp.	9,200	1,180
†	ResMed Inc.	22,200	1,173
	Omnicare Inc.	20,600	1,143
* †	Charles River Laboratories International Inc.	24,600	1,138
*	Endo Health Solutions Inc.	24,700	1,122
†	WellPoint Inc.	13,300	1,112
	Medtronic Inc.	20,800	1,108
†	Eli Lilly & Co.	21,500	1,082
†	HCA Holdings Inc.	25,255	1,080
* †	Magellan Health Services Inc.	17,700	1,061
* †	Alkermes plc	27,900	938
†	AbbVie Inc.	20,000	895
	Becton Dickinson and Co.	7,700	770
†	Select Medical Holdings Corp.	95,000	767
* †	Bruker Corp.	34,900	721
†	Chemed Corp.	9,600	686
* †	Nektar Therapeutics	60,700	634
* †	CareFusion Corp.	15,800	583

*	Myriad Genetics Inc.	22,000	517
*	Brookdale Senior Living Inc. Class A	10,400	274
			26,703
	Industrials (16.6%)
	Deluxe Corp.	31,400	1,308
†	EnerSys Inc.	21,500	1,304
†	Towers Watson & Co. Class A	11,900	1,273
†	Trinity Industries Inc.	27,920	1,266
†	Huntington Ingalls Industries Inc.	18,783	1,266
†	Delta Air Lines Inc.	53,400	1,260
†	Northrop Grumman Corp.	13,030	1,241
	Lincoln Electric Holdings Inc.	18,600	1,239
	Raytheon Co.	15,900	1,225
	Steelcase Inc. Class A	69,800	1,160
†	AMERCO	6,300	1,160
*	Swift Transportation Co.	56,200	1,135
* †	US Airways Group Inc.	59,600	1,130
†	Alaska Air Group Inc.	18,010	1,128
	Boeing Co.	9,300	1,093
* †	Terex Corp.	32,300	1,085
†	Mueller Industries Inc.	19,400	1,080
*	Oshkosh Corp.	21,900	1,073
†	Dun & Bradstreet Corp.	10,200	1,059
†	Manitowoc Co. Inc.	53,900	1,055
	Exelis Inc.	66,200	1,040
†	Masco Corp.	48,200	1,026
†	General Electric Co.	42,600	1,018
* †	USG Corp.	34,200	977
†	Ingersoll-Rand plc	15,000	974
†	RR Donnelley & Sons Co.	61,000	964
†	Manpowergroup Inc.	12,800	931
* †	Hertz Global Holdings Inc.	41,900	929
†	Lockheed Martin Corp.	6,600	842
	UniFirst Corp.	7,800	814
†	Fortune Brands Home & Security Inc.	18,900	787
†	Cintas Corp.	15,200	778
	Lennox International Inc.	10,020	754
*	Nortek Inc.	9,800	673
†	Mine Safety Appliances Co.	12,150	627
	Copa Holdings SA Class A	3,600	499
†	ITT Corp.	13,700	493
*	CNH Industrial NV	37,514	481
†	Union Pacific Corp.	2,750	427
	Allegiant Travel Co. Class A	3,100	327
* †	Old Dominion Freight Line Inc.	6,025	277
			39,178

	Information Technology (18.0%)
* †	SYNNEX Corp.	21,506	1,322
* †	Brocade Communications Systems Inc.	159,900	1,287

* †	Ciena Corp.	51,100	1,276
* †	Micron Technology Inc.	72,700	1,270
*	Alliance Data Systems Corp.	6,000	1,269
†	MAXIMUS Inc.	27,800	1,252
* †	CommVault Systems Inc.	13,900	1,221
†	Heartland Payment Systems Inc.	30,700	1,219
* †	Anixter International Inc.	13,900	1,218
* †	Gartner Inc.	20,200	1,212
* †	Electronics For Imaging Inc.	37,800	1,198
*	SunPower Corp. Class A	44,300	1,159
	CA Inc.	39,000	1,157
*	Benchmark Electronics Inc.	50,500	1,156
†	Jack Henry & Associates Inc.	22,300	1,151
* †	Freescale Semiconductor Ltd.	69,110	1,151
†	Fidelity National Information Services Inc.	24,700	1,147
†	Booz Allen Hamilton Holding Corp.	58,300	1,126
* †	Vantiv Inc. Class A	39,900	1,115
†	Symantec Corp.	44,800	1,109
* †	CACI International Inc. Class A	16,000	1,106
†	Western Digital Corp.	17,150	1,087
* †	CoreLogic Inc.	40,000	1,082
* †	Tech Data Corp.	20,400	1,018
†	LSI Corp.	129,900	1,016
*	RF Micro Devices Inc.	180,000	1,015
*	Manhattan Associates Inc.	10,300	983
†	Avnet Inc.	23,000	959
†	Computer Sciences Corp.	18,300	947
* †	Advanced Micro Devices Inc.	217,530	827
*	Unisys Corp.	30,700	773
†	Motorola Solutions Inc.	12,975	770
*	Genpact Ltd.	39,150	739
* †	PTC Inc.	25,500	725
†	Maxim Integrated Products Inc.	22,300	665
*	AVG Technologies NV	26,400	632
	Lexmark International Inc. Class A	18,300	604
†	Accenture plc Class A	7,200	530
*	Aspen Technology Inc.	15,300	529
*	Acxiom Corp.	17,200	488
*	NCR Corp.	10,800	428
	Broadridge Financial Solutions Inc.	13,000	413
* †	ARRIS Group Inc.	18,400	314
*	Zebra Technologies Corp.	6,200	282
	DST Systems Inc.	3,700	279
†	NVIDIA Corp.	15,400	240
			42,466
	Materials (5.3%)
†	LyondellBasell Industries NV Class A	16,400	1,201
†	Westlake Chemical Corp.	11,380	1,191
	Schweitzer-Mauduit International Inc.	19,400	1,174
†	NewMarket Corp.	3,600	1,036

* †	Louisiana-Pacific Corp.	57,900	1,018
†	PPG Industries Inc.	5,951	994
†	Valspar Corp.	14,800	939
†	CF Industries Holdings Inc.	4,300	907
	Avery Dennison Corp.	17,600	766
*	Graphic Packaging Holding Co.	81,200	695
	Minerals Technologies Inc.	13,050	644
*	Resolute Forest Products Inc.	35,600	471
	Rock Tenn Co. Class A	4,600	466
	Sherwin-Williams Co.	2,300	419
†	Kaiser Aluminum Corp.	3,700	264
*	SunCoke Energy Inc.	14,250	242
			12,427
	Telecommunication Services (0.8%)
	CenturyLink Inc.	30,800	967
†	AT&T Inc.	26,000	879
			1,846
	Utilities (2.7%)
	Black Hills Corp.	22,400	1,117
†	Pinnacle West Capital Corp.	18,800	1,029
†	UNS Energy Corp.	21,500	1,002
	UGI Corp.	25,300	990
†	Portland General Electric Co.	33,200	937
†	DTE Energy Co.	10,700	706
	PG&E Corp.	15,100	618
			6,399

	Total Common Stocks - Long Positions
	(Cost $174,851)		227,127

	Common Stocks Sold Short (-96.4%)
	Consumer Discretionary (-15.4%)
*	Amazon.com Inc.	(4,100)	(1,282)
*	LKQ Corp.	(39,900)	(1,271)
	Sotheby's	(25,700)	(1,263)
	Darden Restaurants Inc.	(27,200)	(1,259)
	Interpublic Group of Cos. Inc.	(71,600)	(1,230)
*	Toll Brothers Inc.	(37,600)	(1,219)
	John Wiley & Sons Inc. Class A	(25,500)	(1,216)
*	Under Armour Inc. Class A	(15,300)	(1,216)
*	TripAdvisor Inc.	(16,000)	(1,213)
	Allison Transmission Holdings Inc.	(47,700)	(1,195)
	Sirius XM Radio Inc.	(305,100)	(1,181)
	Harman International Industries Inc.	(17,750)	(1,176)
	Family Dollar Stores Inc.	(16,000)	(1,152)
*	General Motors Co.	(32,000)	(1,151)
*	Ascena Retail Group Inc.	(56,600)	(1,128)
	Monro Muffler Brake Inc.	(23,300)	(1,083)
*	Tempur Sealy International Inc.	(24,600)	(1,081)

* American Axle & Manufacturing Holdings Inc.	(54,700)	(1,079)
* Select Comfort Corp.	(44,100)	(1,074)
Hillenbrand Inc.	(38,700)	(1,059)
DR Horton Inc.	(53,400)	(1,038)
* Penn National Gaming Inc.	(18,000)	(996)
* Chipotle Mexican Grill Inc. Class A	(2,170)	(930)
* Buffalo Wild Wings Inc.	(7,900)	(879)
* CarMax Inc.	(16,971)	(823)
* Ulta Salon Cosmetics & Fragrance Inc.	(6,850)	(818)
* Sally Beauty Holdings Inc.	(30,700)	(803)
* Aeropostale Inc.	(78,600)	(739)
Coach Inc.	(12,900)	(703)
* Netflix Inc.	(2,200)	(680)
* Liberty Ventures Class A	(7,500)	(661)
Jones Group Inc.	(41,600)	(624)
* BJ's Restaurants Inc.	(21,500)	(617)
Tiffany & Co.	(7,723)	(592)
Wolverine World Wide Inc.	(9,700)	(565)
* Discovery Communications Inc. Class A	(6,100)	(515)
Loral Space & Communications Inc.	(5,500)	(373)
Scripps Networks Interactive Inc. Class A	(3,200)	(250)
* Panera Bread Co. Class A	(1,400)	(222)
		(36,356)
Consumer Staples (-5.8%)
B&G Foods Inc.	(36,000)	(1,244)
Beam Inc.	(17,900)	(1,157)
Flowers Foods Inc.	(50,355)	(1,080)
* Monster Beverage Corp.	(19,600)	(1,024)
* Fresh Market Inc.	(21,500)	(1,017)
Coca-Cola Co.	(26,800)	(1,015)
Sysco Corp.	(30,750)	(979)
Whole Foods Market Inc.	(15,800)	(924)
Bunge Ltd.	(11,800)	(896)
Church & Dwight Co. Inc.	(13,600)	(817)
Walgreen Co.	(12,700)	(683)
PriceSmart Inc.	(7,100)	(676)
Estee Lauder Cos. Inc. Class A	(8,300)	(580)
* Elizabeth Arden Inc.	(15,100)	(558)
Mead Johnson Nutrition Co.	(6,860)	(509)
Seaboard Corp.	(126)	(346)
Spectrum Brands Holdings Inc.	(4,200)	(277)
		(13,782)
Energy (-6.1%)
Energen Corp.	(17,800)	(1,360)
* Concho Resources Inc.	(12,200)	(1,328)
* Laredo Petroleum Holdings Inc.	(43,900)	(1,303)
* Gulfport Energy Corp.	(19,900)	(1,280)
* FMC Technologies Inc.	(20,300)	(1,125)
* McDermott International Inc.	(136,400)	(1,014)
CONSOL Energy Inc.	(29,000)	(976)

* Rowan Cos. plc Class A	(24,250)	(891)
* Cobalt International Energy Inc.	(34,400)	(855)
Spectra Energy Corp.	(24,400)	(835)
* Cheniere Energy Inc.	(22,800)	(778)
National Oilwell Varco Inc.	(8,800)	(687)
Williams Cos. Inc.	(17,800)	(647)
QEP Resources Inc.	(22,800)	(631)
Occidental Petroleum Corp.	(6,700)	(627)
		(14,337)
Financials (-14.6%)
Validus Holdings Ltd.	(34,300)	(1,268)
Mercury General Corp.	(26,000)	(1,256)
Community Bank System Inc.	(35,400)	(1,208)
Bank of the Ozarks Inc.	(24,900)	(1,195)
PacWest Bancorp	(34,700)	(1,192)
CNA Financial Corp.	(30,400)	(1,161)
* Alleghany Corp.	(2,800)	(1,147)
New York Community Bancorp Inc.	(75,900)	(1,147)
CME Group Inc.	(15,500)	(1,145)
Hartford Financial Services Group Inc.	(36,500)	(1,136)
* IntercontinentalExchange Inc.	(6,200)	(1,125)
Arthur J Gallagher & Co.	(25,600)	(1,117)
Iberiabank Corp.	(21,400)	(1,110)
Charles Schwab Corp.	(50,900)	(1,076)
Lazard Ltd. Class A	(29,600)	(1,066)
Marsh & McLennan Cos. Inc.	(24,200)	(1,054)
Erie Indemnity Co. Class A	(14,500)	(1,051)
Raymond James Financial Inc.	(25,100)	(1,046)
Loews Corp.	(21,700)	(1,014)
Leucadia National Corp.	(37,000)	(1,008)
Cullen/Frost Bankers Inc.	(13,800)	(974)
RLI Corp.	(10,000)	(874)
Tower Group International Ltd.	(117,800)	(825)
T. Rowe Price Group Inc.	(11,300)	(813)
TD Ameritrade Holding Corp.	(30,600)	(801)
TCF Financial Corp.	(51,275)	(732)
* Texas Capital Bancshares Inc.	(15,200)	(699)
BB&T Corp.	(20,600)	(695)
Solar Capital Ltd.	(31,200)	(692)
Astoria Financial Corp.	(50,400)	(627)
Selective Insurance Group Inc.	(25,100)	(615)
WR Berkley Corp.	(11,500)	(493)
Ares Capital Corp.	(28,300)	(489)
MetLife Inc.	(9,700)	(455)
* Stifel Financial Corp.	(10,000)	(412)
BOK Financial Corp.	(6,500)	(412)
Radian Group Inc.	(24,600)	(343)
Trustmark Corp.	(13,100)	(335)
City National Corp.	(3,900)	(260)
NBT Bancorp Inc.	(10,100)	(232)

		(34,300)
Health Care (-11.1%)
* Jazz Pharmaceuticals plc	(14,200)	(1,306)
* Synageva BioPharma Corp.	(19,700)	(1,247)
* Catamaran Corp.	(27,000)	(1,240)
* BioMarin Pharmaceutical Inc.	(16,800)	(1,213)
* Volcano Corp.	(50,400)	(1,205)
* Medivation Inc.	(20,000)	(1,199)
* MEDNAX Inc.	(11,900)	(1,195)
* Alexion Pharmaceuticals Inc.	(10,250)	(1,191)
* Waters Corp.	(11,000)	(1,168)
* Wright Medical Group Inc.	(44,000)	(1,147)
* Forest Laboratories Inc.	(26,800)	(1,147)
* TESARO Inc.	(29,300)	(1,135)
CR Bard Inc.	(9,800)	(1,129)
* Hologic Inc.	(54,400)	(1,123)
* QIAGEN NV	(50,600)	(1,083)
* Ariad Pharmaceuticals Inc.	(58,700)	(1,080)
DENTSPLY International Inc.	(24,500)	(1,064)
* Pacira Pharmaceuticals Inc.	(21,200)	(1,020)
* Emeritus Corp.	(51,750)	(959)
* WellCare Health Plans Inc.	(13,000)	(907)
* Intuitive Surgical Inc.	(2,100)	(790)
* HMS Holdings Corp.	(36,000)	(774)
UnitedHealth Group Inc.	(7,500)	(537)
* Laboratory Corp. of America Holdings	(5,100)	(506)
* athenahealth Inc.	(4,500)	(489)
* DexCom Inc.	(12,000)	(339)
		(26,193)
Industrials (-16.5%)
Expeditors International of Washington Inc.	(29,100)	(1,282)
Cubic Corp.	(23,800)	(1,277)
Kennametal Inc.	(26,900)	(1,226)
Xylem Inc.	(43,700)	(1,220)
* Clean Harbors Inc.	(20,500)	(1,203)
* Genesee & Wyoming Inc. Class A	(12,800)	(1,190)
* Stericycle Inc.	(10,300)	(1,189)
* IHS Inc. Class A	(10,400)	(1,187)
Precision Castparts Corp.	(5,200)	(1,182)
Acacia Research Corp.	(50,900)	(1,174)
ESCO Technologies Inc.	(33,800)	(1,123)
KBR Inc.	(34,000)	(1,110)
Fastenal Co.	(21,700)	(1,090)
* II-VI Inc.	(56,700)	(1,067)
UTi Worldwide Inc.	(69,700)	(1,053)
MSC Industrial Direct Co. Inc. Class A	(12,300)	(1,001)
Donaldson Co. Inc.	(26,200)	(999)
* Atlas Air Worldwide Holdings Inc.	(20,800)	(959)
Raven Industries Inc.	(29,000)	(948)
Simpson Manufacturing Co. Inc.	(28,900)	(941)

CH Robinson Worldwide Inc.	(15,700)	(935)
* DigitalGlobe Inc.	(28,900)	(914)
Caterpillar Inc.	(10,800)	(900)
* WESCO International Inc.	(11,200)	(857)
FedEx Corp.	(7,500)	(856)
* Kirby Corp.	(9,650)	(835)
Pentair Ltd.	(12,700)	(825)
* Advisory Board Co.	(13,800)	(821)
Waste Management Inc.	(19,500)	(804)
Roper Industries Inc.	(5,900)	(784)
Waste Connections Inc.	(17,150)	(779)
Joy Global Inc.	(15,100)	(771)
SPX Corp.	(8,800)	(745)
Deere & Co.	(8,600)	(700)
Forward Air Corp.	(17,200)	(694)
Cummins Inc.	(5,100)	(678)
Iron Mountain Inc.	(24,900)	(673)
* Copart Inc.	(21,000)	(668)
Woodward Inc.	(16,350)	(667)
Nordson Corp.	(5,200)	(383)
* On Assignment Inc.	(9,300)	(307)
Covanta Holding Corp.	(12,900)	(276)
* Armstrong World Industries Inc.	(4,600)	(253)
WW Grainger Inc.	(900)	(236)
		(38,782)
Information Technology (-17.8%)
* Bankrate Inc.	(67,660)	(1,392)
* Dealertrack Technologies Inc.	(30,200)	(1,294)
* ServiceNow Inc.	(24,900)	(1,294)
* Salesforce.com Inc.	(24,680)	(1,281)
* Trimble Navigation Ltd.	(40,900)	(1,215)
Cognex Corp.	(38,600)	(1,210)
* Concur Technologies Inc.	(10,900)	(1,204)
* Fortinet Inc.	(59,200)	(1,199)
* Informatica Corp.	(30,700)	(1,196)
FLIR Systems Inc.	(37,800)	(1,187)
* Equinix Inc.	(6,400)	(1,175)
Apple Inc.	(2,450)	(1,168)
* Teradyne Inc.	(70,600)	(1,166)
* F5 Networks Inc.	(13,500)	(1,158)
* Hittite Microwave Corp.	(17,600)	(1,150)
* VeriFone Systems Inc.	(49,600)	(1,134)
* Qlik Technologies Inc.	(33,100)	(1,133)
Altera Corp.	(30,200)	(1,122)
* Citrix Systems Inc.	(15,800)	(1,116)
* Nuance Communications Inc.	(58,900)	(1,101)
* Teradata Corp.	(19,400)	(1,076)
* Palo Alto Networks Inc.	(23,400)	(1,072)
Corning Inc.	(72,500)	(1,058)
QUALCOMM Inc.	(15,300)	(1,031)

* Workday Inc. Class A	(12,700)	(1,028)
* Riverbed Technology Inc.	(68,700)	(1,002)
* Diodes Inc.	(40,200)	(985)
* Bottomline Technologies de Inc.	(35,300)	(984)
Microchip Technology Inc.	(23,700)	(955)
* Rackspace Hosting Inc.	(18,000)	(950)
Solera Holdings Inc.	(17,800)	(941)
AVX Corp.	(70,300)	(923)
* FleetCor Technologies Inc.	(7,950)	(876)
* Juniper Networks Inc.	(40,869)	(812)
Compuware Corp.	(62,500)	(700)
MKS Instruments Inc.	(24,900)	(662)
* ViaSat Inc.	(9,600)	(612)
Avago Technologies Ltd. Class A	(14,000)	(604)
Analog Devices Inc.	(11,100)	(522)
Tessera Technologies Inc.	(23,600)	(457)
* MICROS Systems Inc.	(6,400)	(320)
j2 Global Inc.	(5,400)	(267)
* ScanSource Inc.	(7,100)	(246)
		(41,978)
Materials (-5.2%)
Allegheny Technologies Inc.	(40,800)	(1,245)
Freeport-McMoRan Copper & Gold Inc.	(36,800)	(1,217)
Southern Copper Corp.	(41,450)	(1,129)
* Stillwater Mining Co.	(101,800)	(1,121)
Nucor Corp.	(22,400)	(1,098)
Rockwood Holdings Inc.	(16,100)	(1,077)
Royal Gold Inc.	(19,550)	(951)
Praxair Inc.	(7,600)	(914)
Aptargroup Inc.	(13,700)	(824)
* Coeur Mining Inc.	(65,600)	(790)
Air Products & Chemicals Inc.	(6,650)	(709)
Newmont Mining Corp.	(18,900)	(531)
MeadWestvaco Corp.	(8,100)	(311)
Innophos Holdings Inc.	(5,288)	(279)
		(12,196)
Telecommunication Services (-1.0%)
* SBA Communications Corp. Class A	(13,510)	(1,087)
* Level 3 Communications Inc.	(26,500)	(707)
* Crown Castle International Corp.	(7,100)	(519)
		(2,313)
Utilities (-2.9%)
ONEOK Inc.	(22,400)	(1,194)
Dominion Resources Inc.	(18,500)	(1,156)
ITC Holdings Corp.	(12,300)	(1,154)
South Jersey Industries Inc.	(18,400)	(1,078)
Duke Energy Corp.	(14,100)	(942)
NRG Energy Inc.	(23,500)	(642)
MDU Resources Group Inc.	(14,750)	(413)
Pepco Holdings Inc.	(17,800)	(329)

				(6,908)
		Total Common Stocks Sold Short
		(Proceeds $199,140)		(227,145)
		Temporary Cash Investment (2.5%)
1		Vanguard Market Liquidity Fund, 0.112%
		(Cost $5,828)	5,828,392	5,828
	†	Other Assets and Liabilities -Net (97.5%)		229,694
		Net Assets (100%)		235,504

* Non-income-producing security.

† Long security positions with a value of $141,599,000 and cash of $227,825,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund's access to these assets is subject to authorization from the broker-dealer.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2013, 100% of the fund's investments were valued based on Level 1 inputs.

C. At September 30, 2013, the cost of long security positions for tax purposes was $180,680,000. Net unrealized appreciation of long security positions for tax purposes was $52,276,000, consisting of unrealized gains of $53,843,000 on securities that had risen in value since their purchase and $1,567,000 in unrealized losses on securities that had fallen in value since their purchase. Tax-basis net unrealized depreciation on securities sold short was $28,005,000 consisting of unrealized gains of $4,849,000 on securities that had fallen in value since their sale and $32,854,000 in unrealized losses on securities that had risen in value since their sale.

D. Short Sales: Short Sales are the sales of securities that the fund does not own. The fund may sell a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MONTGOMERY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONTGOMERY FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 15, 2013
VANGUARD MONTGOMERY FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: November 15, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.